SCHEDULE OF SENSITIVITY CHANGE IN FOREIGN CURRENCIES RISK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Hong Kong, Dollars
IfrsStatementLineItems [Line Items]
Increase (decrease) in foreign currency sensitivity	$ (151,279)	$ (238,523)	$ (244,716)
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Increase (decrease) in foreign currency sensitivity	(106,817)	(170,732)	(48,365)
China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Increase (decrease) in foreign currency sensitivity	(13,584)	2,038	(3,686)
Peru, Nuevos Soles
IfrsStatementLineItems [Line Items]
Increase (decrease) in foreign currency sensitivity	6,288	8,986	(48,904)
Macau, Patacas
IfrsStatementLineItems [Line Items]
Increase (decrease) in foreign currency sensitivity	$ 28	$ (4,782)	$ (765)